File Nos. 33-14604
811-04963
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[39]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	[41]
(Check appropriate box or boxes)

THE BERWYN FUNDS
(Exact Name of Registrant as Specified in Charter)

1189 Lancaster Avenue
Berwyn, Pennsylvania 19312
(Address of Principle Executive Offices)

Registrant's Telephone Number, including Area Code:  (610) 296-7222

Kevin M. Ryan
The Berwyn Funds
1189 Lancaster Avenue
Berwyn, Pennsylvania 19312
 (Name and Address of Agent for Service)

Copies to:
Wade R. Bridge, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 38 filed April 29th, 2015, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn and Commonwealth of Pennsylvania on the 7th day of May, 2015.

THE BERWYN FUNDS

By:	/s/ Robert E. Killen
Robert E. Killen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert E. Killen	President and Trustee	May 7, 2015
Robert E. Killen	(Chief Executive Officer)

/s/ Mark J. Seger	Treasurer	May 7, 2015
Mark J. Seger	(Chief Financial Officer
and Principal Accounting Officer)

/s/ Denis P. Conlon	Trustee
Denis P. Conlon*		/s/ Robert E. Killen
Robert E. Killen
/s/ Deborah D. Dorsi	Trustee	Attorney-in-fact*
Deborah D. Dorsi*		May 7, 2015

/s/ John R. Bartsholdson	Trustee
John R. Bartsholdson*

INDEX TO EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase